Description of the Plan - Narrative (Details) - EBP 078 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Participant contribution, pretax, maximum annual compensation to total compensation, percentage	75.00%
Catch up contribution, eligibility age	50 years
Catch up contribution, maximum percentage	75.00%
Participant contribution, automatic, annual increase deferral rate	1.00%
Employer contribution, matching percentage	100.00%	33.333%
Employer contribution, participant compensation matched, percentage	4.00%	6.00%
Employer contribution maximum annual amount per participant		$ 1,200
Change in net asset available for benefit, increase from employer contribution, discretionary	$ 8,200,000	0
Forfeited nonvested account, decrease from administrative expense	1,653,380	1,553,974
Forfeited nonvested account	$ 229,219	87,469
Employer contribution vesting service period	3 years
Note receivable from participant, account, minimum borrowing, amount	$ 1,000
Note receivable from participant, account, maximum borrowing, amount	$ 50,000
Note receivable from participant, account, maximum borrowing, to total account, percentage	50.00%
Note receivable from participant, general loan, maximum borrowing term	60 months
Note receivable from participant, account, primary residence, maximum borrowing term	10 years
Participant loan, basis spread on variable rate	1.00%
Participant contribution, employer common stock maximum percentage	25.00%
Change in net asset available for benefit, increase from dividend income on investment	$ 948,913	$ 994,567
Optional installment payment period, maximum	15 years
Participant distribution minimum age	59 years 6 months
Vested account balance, maximum for mandatory rollover	$ 7,000
Vested account balance, minimum For mandatory rollover	1,000
Vested account balance, maximum for cash distribution	$ 1,000
Minimum
EBP, Description of Plan [Line Items]
Participant contribution, automatic, deferral rate	3.00%
Employer contribution, matching percentage	50.00%	50.00%
Employer contribution, participant compensation matched, percentage	1.00%	1.00%
Maximum
EBP, Description of Plan [Line Items]
Participant contribution, automatic, deferral rate	10.00%
Employer contribution, matching percentage	100.00%	100.00%
Employer contribution, participant compensation matched, percentage	6.00%	8.00%